Summary of significant accounting policies	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Summary of significant accounting policies

2.            Summary of significant accounting policies

(a)          Basis of presentation and use of estimates

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results could differ materially from these estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include allowance for credit losses, valuation allowance of deferred tax assets, impairment assessment of goodwill and impairment assessment of long-lived assets. In addition, the Group uses assumptions in a valuation model to estimate the fair value of share options granted, warrants issued and underlying common shares.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

(b)          Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE for which the Company is the primary beneficiary and its subsidiaries. All significant transactions and balances among the Company, its subsidiaries, VIE and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one-half of the voting power, or has the power to appoint or remove the majority of the members of the board of directors to cast majority of votes at meetings of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

An entity is considered to be a VIE if the entity’s equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

The Group consolidates entities for which the Company is the primary beneficiary if the entity’s other equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

2.            Summary of significant accounting policies (Continued)

(b)          Consolidation (Continued)

In determining whether the Company or its subsidiary is the primary beneficiary of a VIE, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

Management has evaluated the contractual arrangements among Giganology Shenzhen, Shenzhen Xunlei and its shareholders and concluded that Giganology Shenzhen receives all of the economic benefits and absorbs all of the expected losses from Shenzhen Xunlei and has the power to direct the aforementioned activities that are significant to Shenzhen Xunlei’s economic performance, and is the primary beneficiary of Shenzhen Xunlei. Therefore, Shenzhen Xunlei and its subsidiaries’ results of operation, assets and liabilities have been included in the Group’s consolidated financial statements. Management monitors the regulatory risk associated with these contractual arrangements. See note 29 for further discussion.

Non-controlling interests represent the portion of the net assets of a subsidiary attributable to interests that are not owned by the Company. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the results of the Group is presented on the face of the consolidated statements of comprehensive income as an allocation of the total income or loss for the year between non-controlling shareholders and the shareholders of the Company.

(c)Business combinations

The Group accounts for acquisitions of entities that include inputs and processes and have the ability to generate economic benefit as business combinations. The Group allocates the purchase price of the acquisition to the tangible assets and identifiable intangible assets acquired based on their estimated fair values. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related costs are expensed as incurred.

(d)          Discontinued operations

When disposals that represent a strategic shift that has (or will have) a major effect on the entity’s results and operations would qualify as discontinued operations. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Examples include a disposal of a major geographical location, line of business, or other significant part of the entity, or disposal of a major equity method investment. In the consolidated statement of comprehensive income, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinuing operations are presented separately in note 4. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

2.            Summary of significant accounting policies (Continued)

(d)          Discontinued operations (Continued)

Non-current assets or disposal groups are classified as held for sale assets when the carrying amount is to be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset or disposal group must be available for immediate sale in its present condition subject only to terms that are usual and customary for sale of such assets or disposal groups and the sale must be highly probable. Non-current assets classified as held for sale and disposal groups are measured at the lower of their carrying or fair value less costs to sell.

(e)          Foreign currency translation

The Company’s reporting and functional currency is the United States Dollar (‘‘USD’’). Xunlei BVI, Xunlei HK and HK Onething’s functional currency is the USD, and Thailand Onething’s functional currency is the Thai Baht (“THB”). The functional currency of other subsidiaries, VIE and its subsidiaries located in the PRC is the Renminbi (‘‘RMB’’), which is their respective local currency. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are remeasured into the functional currency using the applicable exchange rates prevailing at the balance sheet date. The resulting exchange gains and losses from foreign currency transactions are included in other income/(loss) within the consolidated statements of comprehensive income.

The Company uses the monthly average exchange rate for the year and the exchange rates at the balance sheet date to translate the operating results and financial position, respectively, of its subsidiaries whose functional currency is other than the USD. The resulting translation differences are recorded in cumulated translation adjustments, a component of shareholders’ equity.

The exchange rate used is the one released by Chinese State Administration of Foreign Exchange.

(f)          Cash and cash equivalents and restricted cash

Cash and cash equivalents include cash on hand, cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows. The Group's restricted cash is substantially cash balance on deposit required by its business partners, commercial banks and the court.

(g)           Short-term investments

Short-term investments include deposits placed with banks with original maturities of more than three months but within one year and investments in financial instruments with a variable interest rate indexed to the performance of underlying assets. In accordance with ASC 825 Financial Instruments, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income. Interest generated from short term investments are recorded when interest payments are received at the maturity date. It is recorded as “Other income, net” on the statement of comprehensive income and measured based on the actual amount of interest the Group received.

2.            Summary of significant accounting policies (Continued)

(h)          Allowance for expected credit losses

Effective on January 1, 2020, the Group adopted Accounting Standards Update (ASU) 2016-13, Financial Instruments - Credit Losses (Topic 326) under a modified retrospective transition, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost with the cumulative-effect adjustment recognized to the opening balance of accumulated deficit of the Group as of January 1, 2020. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, referred to as a current expected credit losses (“CECL”) methodology, which will result in more timely recognition of credit losses. The CECL methodology requires that the full amount of expected credit losses for the lifetime of the financial instrument be recorded at the time it is originated or acquired, considering relevant historical experience, current conditions and reasonable and supportable macroeconomic forecasts that affect the collectability of financial assets, and adjusted for changes in expected lifetime credit losses subsequently, which may require earlier recognition of credit losses. The Group’s accounts receivable, due from related parties and other current assets (including other receivables) and other long-term non-current assets (including other long-term receivables) are within the scope of ASC Topic 326.

The Group assessed the credit loss for accounts receivable with similar risk characteristics on a pool basis. The credit loss assessment for each pool was mainly based on past collection experience, consideration of current and future economic conditions and changes in our collection trends.

The credit allowances provided for accounts receivable from continuing operations as of December 31, 2019 and 2020 were USD 7,604,000 and USD 9,329,000, respectively.

(i)           Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using actual cost on a weighted average basis. Net realizable value is the amount that can be realized from the sale of the inventory in the normal course of business after allowing for the costs of realization.

(j)           Long-term investments

The Group holds investments in privately held companies. Prior to adopting ASU 2016-01, Financial Instruments on January 1, 2018, for those investments over which the Group does not have significant influence and without readily determined fair value, the Group carried the investment at cost and only adjusted for other-than-temporary declined in fair value and distribution of earnings that exceed the Group’s share of earnings.

On January 1, 2018, the Group adopted ASU 2016-01, Financial Instruments, and started to measure long-term equity investments, other than equity method investments, at fair value through earnings. For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of equity investments will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

2.            Summary of significant accounting policies (Continued)

(j)           Long-term investments (Continued)

Management regularly evaluates the impairment of long-term equity investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss recognized equal to the excess of the investment costs over its fair value at the end of each reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

During the years ended December 31, 2018, 2019 and 2020 the Group recognized an impairment of USD 7,794,000, USD 19,830,000 and USD 794,000, and share of loss of equity investees of USD 317,000, nil and nil, respectively, from equity method investments.

(k)          Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the asset at the end of the estimated useful life as a percentage of the original cost. If the Group commits to a plan to abandon a long-lived asset before the end of its previous estimated useful life, depreciation shall be revised to reflect a shortened useful life.

	Estimated useful lives	Residual rate
Servers and network equipment	3-5 years	5%
Computer equipment	5 years	5%
Furniture, fittings and office equipment	3-5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	Shorter of lease term or 3 years	—

Repair and maintenance costs are expensed as incurred. Expenditures that substantially increase an asset’s useful life are capitalized. Upon sale or disposal, gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss. The cost and related accumulated depreciation are removed from the balance sheets.

(l)           Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

2.            Summary of significant accounting policies (Continued)

(l)           Goodwill (Continued)

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

Starting in 2020, the Company adopted the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (the “Update”). To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test. Under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this Update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. It is more likely that, by adopting simplified measurement which eliminates the Step 2 from goodwill impairment test, an entity with the triggering event for goodwill impairment will recognize more goodwill impairment than it would do under the old model.

The Group’s goodwill was attributable to the Company as a whole. The impairment test for goodwill determines the fair value of the reporting unit, the Company as a whole, and compares it to the carrying value of the assets and liabilities, including goodwill, of the reporting unit. The fair value of the Company was estimated by management using the discounted cash flow model derived from the long-term (five-year) cash flow projections, which included significant judgements and assumptions relating to revenue forecast and operating margins, discount rate of 18.2% that reflects market assessments of the time value and the specific risks relating to the Company, and cash flows beyond the five-year period are extrapolated using a terminal growth rate of 2%.

No goodwill impairment losses were recognized for the years ended December 31, 2018, 2019 and 2020 based on the impairment test performed by the Group.

(m)         Intangible assets

Intangible assets, which include land use rights, acquired computer software, online game licenses and audio-visual license, are carried at cost less accumulated amortization with no residual value and impairment loss, if any. Amortization of intangible assets is computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful lives
Land use rights	30 years
Acquired computer software	5 years
Online game licenses	1-3 years
Audio-visual license	9 years

2.            Summary of significant accounting policies (Continued)

(n)          Impairment of long-lived assets

For other long-lived assets, the Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to be received from use of the assets and their eventual disposition at the lowest level of identifiable cash flows. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. If the Group identifies an impairment, the carrying value of the asset will be reduced to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values.

(o)          Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. In regard to legal cost, the Group recorded such costs as incurred.

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Group’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

(p)          Operating leases

On January 1, 2019, the Group adopted ASC Topic 842 Leases (“ASC 842”) to revise the accounting for leases. The adoption of new lease standard requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet.

Lessees shall follow the requirements to classify most leases as either financing or operating using principles similar to previous lease accounting. In the statement of comprehensive income, a lessee shall present both of the following: a) for finance leases, the interest expense on the lease liability and amortization of the right-of-use asset are not required to be presented as separate line items and shall be presented in a manner consistent with how the entity presents other interest expense and depreciation or amortization of similar assets, respectively; b) for operating leases, lease expense shall be included in the lessee’s income from continuing operations.

2.            Summary of significant accounting policies (Continued)

(p)          Operating leases (Continued)

The Group adopted ASC 842 on a modified retrospective basis and did not restate comparative periods. The adoption of ASC 842 resulted in the recognition of right-of-use assets and related lease liabilities of approximately USD11.8 million and USD11.4 million, respectively, which were reported on the consolidated balance sheet as of January 1, 2019. The Group have elected the short-term lease exemption for all leases with a lease term of 12 months. Payments associated with short-term leases are recognized on a straight-line basis as an expense in profit or loss.

The standard also requires a lessee to recognize a single lease cost related to operating lease, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. The net profit after tax had not to be materially impacted as a result of adopting the new rules.

With the adoption of ASC 842, the Group assesses, at contract inception, whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In determining the appropriate discount rate to use in calculating the present value of contractual lease payments, management regularly evaluates the lessee’s incremental borrowing rate, as the rate implicit in the lease cannot be readily determined.

See note 12 for additional disclosures on operating lease arrangements.

(q)          Revenue recognition

The Group adopted ASC Topic 606 Revenue from Contracts with Customer (“ASC 606”), from January 1, 2018, using the modified retrospective method. The core principle of the ASC 606 is an entity should recognize revenues to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

Revenue is recognized when or as the control of the services or goods is transferred to the customer. Depending on the terms of the contract and the laws that apply to the contract, control of the services and goods may be transferred over time or at a point in time.

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. Contract costs includes incremental costs of obtaining a contract and costs to fulfil a contract.

The Group generates revenues from various streams. Net revenues presented in the consolidated statements of loss represent revenues from service and product sales net off sales discount, value-added tax and related surcharges.

2.            Summary of significant accounting policies (Continued)

(q)          Revenue recognition (Continued)

(I)            Subscription revenues

The Group operates a VIP membership program where VIP members can have access to high speed online acceleration services, online streaming and other access privileges. The membership fee is time-based and is collected up-front from subscribers. The terms of time-based subscriptions range from one month to twelve months, with the subscribers having the option to renew the contract. The receipt of subscription fee is initially recorded as contract liabilities. The Group satisfies its various performance obligations by providing services throughout the subscription period and revenue is recognized ratably over the period of subscription as services are rendered. Unrecognized portion beyond 12 months from balance sheet date is classified as a long-term liability. The Group evaluated the principal versus agent criteria and determined that the Group is the principal in the transaction and accordingly records revenue on a gross basis. In determining whether to report revenues gross for the amount of subscription revenue, the Group assesses whether it maintains the principal relationship with the VIP members, whether it bears the credit risk and whether it establishes prices for the end users. Service fees levied by online system, fixed phone line and mobile payment channels (‘‘Payment handling charges’’) are recorded as the cost of revenues in the same period as the revenue for the membership fee is recognized.

(II)          Advertising revenues

Advertising revenues are derived principally from arrangements where the customers pay to place their advertisements on the Group’s platform over a particular period of time. It includes multiple performance obligations, primarily for advertisements to be displayed in different spots at different times, placed under different formats including but are not limited to videos, banners, links, logos and buttons. Advertisements on the Group’s platform are generally charged on the basis of duration, and advertising contracts are signed to establish the fixed price and the advertising services to be provided. The Group enters into advertising contracts with third party advertising agencies that represents advertisers, as well as directly with advertisers. A typical contract term would range from a few days to 3 months. Both third party advertising agencies and direct advertisers are generally billed at the end of the display period and payments are due usually within 3 months.

Where the Group’s customers purchase multiple advertising spaces with different display periods in the same contract, the Group allocates the total consideration to the various advertising elements based on their relative fair values and recognizes revenue for the different elements over their respective display periods. The Group determines the fair values of different advertising elements based on the prices charged when these elements were sold on a standalone basis. The Group recognizes revenue on the elements delivered and defers the recognition of revenue for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, the revenue is recognized on a straight-line basis over the contract period.

Transactions with third party advertising agencies

For contracts entered into with third party advertising agencies, the third-party advertising agencies will in turn sell the advertising services to advertisers. Revenue is recognized ratably over the contract period of display.

The Group provides sales incentives in the forms of discounts and rebates to third party advertising agencies based on purchase volume. As the advertising agencies are viewed as the customers in these transactions, revenue is recognized based on the price charged to the agencies, net of sales incentives provided to the agencies. Sales incentives are estimated and recorded at the time of revenue recognition based on the contracted rebate rates and estimated sales volume based on historical experience.

2.            Summary of significant accounting policies (Continued)

(q)          Revenue recognition (Continued)

(II)          Advertising revenues (Continued)

Transactions with advertisers

The Group also enters into advertisement contracts directly with advertisers. Under these contracts, similar to transactions with third party advertising agencies, the Group recognizes revenue ratably over the contract period of display. The terms and conditions, including price, are fixed according to the contract between the Group and the advertisers. The Group also performs credit assessment of all advertisers prior to entering into contracts. Revenue is recognized based on the amount charged to the advertisers, net of discounts.

The Group has estimated and recorded sales rebates provided to the agencies and advertisers of USD 394,000, nil and nil for the years ended December 31, 2018, 2019 and 2020, respectively.

Transactions with advertising platforms

Xunlei also cooperates with advertising platforms such as Guangdiantong and Baidu, of which, the advertising platforms are responsible for matching the requirements of advertisers or advertising agencies and dispatching the advertising content to Xunlei's platforms by certain analysis systematically. As the advertising platforms are viewed as customers in these transactions, revenue is recognized monthly based on the data publicized on the platforms and pre-agreed sharing portion.

In May 2020, the Group entered into a user traffic monetization agreement with Beijing Itui Technology Co., Ltd. (“Beijing Itui”), a company controlled by the Company's principal shareholder. Since May 2020, Beijing Itui has been handling all of the Group's advertising resources, including matching the requirements of advertisers and dispatching the advertising content to Xunlei's platforms. Beijing Itui is viewed as the customer and revenue is recognized monthly based on the data publicized on the platforms and pre-agreed sharing portion.

(III)         Live streaming revenue

The Group operates a live streaming platform where users can access the platform, view the live streaming content provided by the Group’s performers, and purchase virtual gifts which they can grant to performers in the live streaming platform to show support for their favorite performers. Xunlei is the principal in the provision of the live streaming content and experience, which is considered as the performance obligation of the Group. The Group recognized revenue from sales of virtual gifts to the viewers when the relevant virtual gifts are presented to the performers or over the duration of stated period of the time-based item. The Group does not have further obligations to the viewers after the virtual gifts are consumed immediately or after the stated period for time-based items, although the Group will continue to provide the live streaming content to the viewers in order to continue to generate more sales of virtual gifts.

(IV)         Cloud computing and other internet value-added services

(i)            Revenues from cloud computing

As part of the Group’s cloud computing business, the Group engages in sale of OneThing Cloud. OneThing Cloud is a personal cloud hardware device that allows users to share their idle bandwidth with the Group, in exchange for LinkTokens. LinkTokens are not convertible into cash but they can be used to redeem products and services offered in the LinkTokens Mall. LinkTokens represent an obligation to deliver future services by the operator of the LinkToken program.

2.            Summary of significant accounting policies (Continued)

(q)          Revenue recognition (Continued)

(IV)        Cloud computing and other internet value-added services (Continued)

(i)           Revenues from cloud computing (Continued)

Prior to April 1, 2019, the bandwidth shared by the users in exchange for LinkTokens is an identifiable benefit which the Group can reasonably estimate fair value. The benefit that the Group receives from user’s contribution of bandwidth is independent from OneThing Cloud that the Group sells to users.

In April 2019, the Group transferred the operation of LinkTokens, including the issuance and redemption obligation of LinkTokens, as well as the LinkTokens Mall to a third party, Beijing LinkChain Co., Ltd. (“Beijing LinkChain”). Upon completion of the transfer, users could continue to share their idle bandwidth with the Group in exchange for the LinkTokens issued by Hainan LinkChain Networking Technology Co., Ltd. (“Hainan LinkChain”), a wholly owned subsidiary of Beijing LinkChain, (note 9). In addition, the Group is obligated to pay to Hainan LinkChain a pre-determined amounts per active user of OneThing Cloud who shared their idle bandwidth with the Group. This arrangement expired in April 2020.

In April 2020, the Group launched the OneThing Cloud app, allowing users to contribute their idle bandwidth capacity in exchange for certain amount of cash rewards. As the sales of OneThing Cloud and purchase of excess bandwidth by the Group are considered separate transactions, the sales of OneThing Cloud should be reported as revenue, while cash rewards given for purchase of bandwidth should be reported as bandwidth cost.

The Group primarily sells OneThing Cloud to individuals through online e-commerce platforms before 2019 and also corporate customers starting from 2019. The performance obligation is satisfied when the item is dispatched to the end customers.

The core business concept of cloud computing is to collect idle uplink capacity from individuals with reward, and deliver those collected computing resources to online video streaming platforms. On a monthly basis, the Group records the bandwidth it delivers and recognizes revenue from these online video streamers under contractual rates applied (price per GB of bandwidth multiplies total GBs of bandwidth per month).

Revenue is recognized net of return allowances when the products are delivered and title passes to customers. Return allowances, which reduce net revenues, are estimated based on historical experiences. Product warranties are estimated and recognized at the time the Company recognizes revenue. The warranty period is 1 year. The Company accrues warranty liabilities at the time of sale, based on historical and projected incident rates and expected future warranty costs.

(ii)        Revenues from online games

Since 2018, the Group discontinued its web game business and started to operate web game business again under a co-operation model with third party games operators in 2019.

2.            Summary of significant accounting policies (Continued)

(q)          Revenue recognition (Continued)

(IV)        Cloud computing and other internet value-added services (Continued)

(ii)          Revenues from online games (Continued)

Web games – cooperating with third parties

The Group enters into a series of technical cooperation agreements with third party online game operators. Users access to the Group’s platform and purchase in-game virtual items which can then be used in games provided by the third-party online game operators. The Group provides the third-party online game operators with a portal which the online game operators can host the online games. The Group charges the online game operators based on a pre-determined portion of proceeds earned from paying users pursuant to the revenue sharing arrangements for the provision of portal and payment collection service to the online game operators. The third-party online game operators are the principal in the provision of games to users and the Group provide the relevant platform to the game operators, therefore, the game operators are viewed as the customers in these transactions.

The service fees receivable from the third-party online game operators are variable, which are contingent upon future events (future cash proceeds paid by game players), and are recognized when the contingency is met provided that collectability is reasonably assured.

(r)          Sales and marketing expenses

Sales and marketing expenses comprise primarily salary, benefits of sales and marketing personnel and external advertising and market promotion expenses. The external advertising and market promotion expenses from continuing operations amounted to approximately USD 22,935,000, USD 20,974,000 and USD 11,026,000 for the years ended December 31, 2018, 2019 and 2020, respectively.

Shipping and handling fee is recorded in sales and marketing expenses.

(s)           General and administrative expenses

General and administrative expenses consist primarily of salary and benefits, professional service fees, legal expenses and other administrative expenses.

(t)           Research and development costs

The Group incurred research and development costs to develop its downloading software and bandwidth crowdsourcing technologies to enhance the competitive advantages of the Group’s key products, such as Xunlei Accelerator and cloud computing services. Costs incurred during the research phase are expensed as incurred. Costs incurred for the development of the downloading software and bandwidth crowdsourcing technologies prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred. The development costs qualified for capitalization have been immaterial for the periods presented.

In addition, the Group incurred other research and development costs in relation to software used to support its operations. Any development costs qualified for capitalization were immaterial for the periods presented.

2.            Summary of significant accounting policies (Continued)

(u)          Taxation and uncertain tax positions

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements’ carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the difference is expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized. The estimation of future taxable income involves significant judgement and estimates. Based on management’s estimated future taxable income, management concluded that it is more likely than not that the net operating losses carried forward can be utilized prior to their respective expiration dates. The Group adopted the guidance regarding uncertain tax positions and evaluated its open tax positions that exist in each jurisdiction for each reporting period. If an uncertain tax position is taken or expected to be taken in a tax return, the tax benefit from that uncertain position is recognized in the Group’s consolidated financial statements if it is more likely than not that the position is sustainable upon examination by the relevant taxing authority. The Group did not have any significant uncertain tax position and there was no effect on its financial condition or results of operations as a result of implementing the new guidance. The Group recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense, if any.

PRC Value Added Tax

VAT payable on goods sold or taxable labor services provided by a general VAT taxpayer for a taxable period is the net balance of the output VAT for the period after crediting the input VAT for the period. In addition to the product revenues currently subject to VAT at a rate of 13% (16% before April 1, 2019 and 17% before May 1, 2018), the Group’s advertising revenues, subscription revenue, online game revenue, revenue from cloud computing services and live streaming revenue are now subject to VAT at a rate of 6%.

According to the policy of the PRC State Tax Bureau, starting from April 1, 2019 to December 31, 2021 enterprises that engage in postal services, telecommunication services and consumer services are entitled to claim 110% of the input tax incurred as tax credit in determining VAT payable.

(v)          Retirement benefits

Full-time employees of the Company’s subsidiaries, consolidated VIE and its subsidiaries in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the subsidiaries and VIEs of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts from continuing operations for such employee benefits, which are expensed as incurred, were USD 12,501,000, USD 12,337,000 and USD 7,949,000 for the years ended December 31, 2018, 2019 and 2020, respectively.

(w)         Share-based compensation

The Group measures share-based compensation at the grant date based on the fair value of the award determined using the Black-Scholes option pricing model. As the Group has granted share options and restricted shares with service-only condition, the Group elected to recognize compensation costs net of estimated forfeitures on a straight-line basis over the requisite service period, which is generally the same as the vesting period. The amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the award that is vested at that date.

2.            Summary of significant accounting policies (Continued)

(x)          Government subsidies

The Group receives subsidies from the local PRC government for general use or purchase of equipment. General-use subsidies which are not subject to any conditions or specific use requirements are recorded as subsidy income in the consolidated statements of operations. Subsidies for purchase of equipment are recorded as deferred government grant when received, and are recorded as other income over the expected useful life of the assets after the related equipment has been purchased.

(y)          Segment reporting

The Group’s Chief Executive Officer has been identified as the chief operating decision maker, who reviews consolidated operating results of the Group when making decisions about allocating resources and assessing performance of the Group as a whole. The Group has internal reporting of revenue, cost and expenses that does not distinguish between segments, and reports costs and expense by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Management has determined that the Group operates and manages its business as a single segment, over 99%of revenues of the Group were derived from mainland China.

An analysis of the different types of revenues for the years ended December 31, 2018, 2019 and 2020 are summarized as follows:

Revenue from continuing operations	Years ended December 31,
(In thousands)	2018	2019	2020
Subscription revenue	81,877	81,532	84,299
Product revenue (note a)	54,604	8,269	1,412
Live streaming revenue	31,031	26,920	20,866
Advertising revenue	27,781	15,643	13,206
Cloud computing service and other internet value-added services (note b)	36,839	48,903	66,900
Total	232,132	181,267	186,683

Notes:

(a)   Product revenue comprise sales of OneThing Cloud devices and hard disks.

(b)   Other internet value-added services mainly comprise provision of technical services.

(z)          Net loss per share

Net basic loss per share is computed by dividing net loss attributable to holders of common shares by the weighted-average number of common shares outstanding during the year using the two class method. Using the two class method, net loss is allocated between common shares and other participating securities based on their participating rights.

Net diluted loss per share is calculated by dividing net loss attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted-average number of common and dilutive common equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Common share equivalents consist of the common shares issuable upon the conversion of the stock options, using the treasury stock method.

2.            Summary of significant accounting policies (Continued)

(aa)        Comprehensive income

Comprehensive income is defined as the change in equity of a Group during the period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, consists of cumulative translation adjustments.

(bb)        Profit appropriation and statutory reserves

The Group’s subsidiaries, consolidated VIE and its subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”). Appropriation to the statutory general reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group does not do so.

(cc)         Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2018, 2019 and 2020. The Group does not have any present plan to pay any dividends on common shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

2.            Summary of significant accounting policies (Continued)

(dd)        Recent accounting pronouncements

Income Tax (Topic 740): Simplifying the Accounting for Income Taxes. In December 2019, the FASB issued ASU 2019-12, Income Tax (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 removes certain exceptions for recognizing deferred taxes for equity method investments, performing intra-period allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for goodwill and allocating taxes to members of a consolidated group. ASU 2019-12 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the effect of the disclosure requirements of ASU 2019-12 will have on its consolidated financial statements and does not expect the impact to have a material effect on its consolidated financial statements.

Clarifying the interactions between Topic 321, Topic 323, and Topic 815: In January 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-01 to clarify the interaction of the accounting for equity securities under Topic 321 and investments under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The amendments also clarify that for the purpose of applying paragraph 815-10-15-141(a) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. An entity also would evaluate the remaining characteristics in paragraph 815-10-15-141 to determine the accounting for those forward contracts and purchased options. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2020.